Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations	(280,462)	(264,241)	(97,838)
Net (loss) income related to discontinued operations	(731,884)	(912,879)	822,788
Net (loss) income	(1,012,346)	(1,177,120)	724,950
Deemed dividend	(101,795)	-	-
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(837,856)	(2,217,489)	-
Net (loss) income attributable to ordinary shareholders of Zhangmen Education Inc.	(1,951,997)	(3,394,609)	724,950
Net loss from continuing operations attributable to ordinary shareholders of Zhangmen Education Inc.	(1,220,113)	(2,481,730)	(97,838)
Net (loss) income related to discontinued operations attributable to ordinary shareholders of Zhangmen Education Inc.	(731,884)	(912,879)	822,788
Denominator:
Weighted average ordinary shares outstanding-Basic and diluted	305,651,877	926,932,705	1,403,828,191

Net (loss) earnings per ordinary share - Basic and diluted	(6.39)	(3.66)	0.52
Net loss per ordinary share from continuing operations - Basic and diluted	(3.99)	(2.68)	(0.07)
Net (loss) earnings per ordinary share from discontinued operations - Basic and diluted	(2.40)	(0.98)	0.59

Schedule of diluted net income per ordinary share
	Year ended December 31,
	2020	2021	2022
Shares issuable upon exercise of share option and restricted shares	70,886,760	22,773,654	213,750
Shares issuable upon conversion of convertible redeemable preferred shares	980,600,231	-	-